Other Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Value added tax/consumption tax	$ 21,956	$ 22,398
Other	23,138	21,446
Total	$ 45,094	$ 43,844